Average Annual Total Returns - First Trust Utilities AlphaDEX Fund	First Trust Utilities AlphaDEX Fund 1 Year	First Trust Utilities AlphaDEX Fund 5 Years	First Trust Utilities AlphaDEX Fund 10 Years	First Trust Utilities AlphaDEX Fund Since Inception	First Trust Utilities AlphaDEX Fund Inception Date	First Trust Utilities AlphaDEX Fund After tax on distributions 1 Year	First Trust Utilities AlphaDEX Fund After tax on distributions 5 Years	First Trust Utilities AlphaDEX Fund After tax on distributions 10 Years	First Trust Utilities AlphaDEX Fund After tax on distributions Since Inception	First Trust Utilities AlphaDEX Fund After tax on distributions and sale of fund shares 1 Year	First Trust Utilities AlphaDEX Fund After tax on distributions and sale of fund shares 5 Years	First Trust Utilities AlphaDEX Fund After tax on distributions and sale of fund shares 10 Years	First Trust Utilities AlphaDEX Fund After tax on distributions and sale of fund shares Since Inception	StrataQuant® Utilities Index (reflects no deduction for fees, expenses or taxes) 1 Year	StrataQuant® Utilities Index (reflects no deduction for fees, expenses or taxes) 5 Years	StrataQuant® Utilities Index (reflects no deduction for fees, expenses or taxes) 10 Years	StrataQuant® Utilities Index (reflects no deduction for fees, expenses or taxes) Since Inception	Russell 1000® Index (reflects no deduction for fees, expenses or taxes) 1 Year	Russell 1000® Index (reflects no deduction for fees, expenses or taxes) 5 Years	Russell 1000® Index (reflects no deduction for fees, expenses or taxes) 10 Years	Russell 1000® Index (reflects no deduction for fees, expenses or taxes) Since Inception	S&P 500® Utilities Index (reflects no deduction for fees, expenses or taxes) 1 Year	S&P 500® Utilities Index (reflects no deduction for fees, expenses or taxes) 5 Years	S&P 500® Utilities Index (reflects no deduction for fees, expenses or taxes) 10 Years	S&P 500® Utilities Index (reflects no deduction for fees, expenses or taxes) Since Inception	Russell 1000® Utilities Index (reflects no deduction for fees, expenses or taxes) 1 Year	Russell 1000® Utilities Index (reflects no deduction for fees, expenses or taxes) 5 Years	Russell 1000® Utilities Index (reflects no deduction for fees, expenses or taxes) 10 Years	Russell 1000® Utilities Index (reflects no deduction for fees, expenses or taxes) Since Inception
Total	11.68%	6.42%	9.78%	6.25%	May 08, 2007	10.63%	5.08%	8.49%	4.98%	6.91%	4.33%	7.31%	4.35%	12.33%	7.15%	10.65%	7.10%	31.43%	11.48%	13.54%	8.52%	26.35%	10.29%	11.80%	7.50%	26.13%	9.61%	11.09%